SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUSES OF THE LISTED PORTFOLIOS:

                             ----------------------

                             DWS VARIABLE SERIES I:
                              DWS International VIP
                             DWS VARIABLE SERIES II:
                       DWS International Select Equity VIP


The following information replaces the portfolio management team in "The Portfolio Managers" section of each of the portfolio's prospectuses:

The following person handles the day-to-day management of each of the above-listed portfolios:

  Joseph Axtell, CFA
  Managing Director of Deutsche Asset Management and Lead Portfolio Manager of the portfolio.
    o Joined Deutsche Asset Management in 2001 and the portfolio in 2008.
    o Senior analyst at Merrill Lynch Investment Managers for the international equity portion of a global balanced portfolio (1996-2001).
    o Director, International Research at PCM International
      (1989-1996).
    o Associate manager, structured debt and equity group at Prudential Capital Corporation (1988-1989).
    o Analyst at Prudential-Bache Capital Funding in London
      (1987-1988).
    o Equity analyst in the healthcare sector at Prudential
      Equity Management Associates (1985-1987).
    o B.S., Carlson School of Management, University of Minnesota.

The following individual has been named consultant to the portfolios' advisor, Deutsche Investment Management Americas Inc. (the "Advisor").

  Michael Sieghart, CFA
  Managing Director of DWS Investment GmbH: Frankfurt and consultant to the Advisor.
    o Joined DWS Investment GmbH: Frankfurt in 1997.
    o Senior fund manager of global and European equities:
      Frankfurt.
    o Master's degree in finance and economics from the University of Economics and Business Administration, Vienna.








               Please Retain This Supplement for Future Reference


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                                                             Deutsche Bank Group

August 19, 2008
VS-3609